Risk Management and Report (Details) - Schedules for Calculation of C46 Regulatory Information	12 Months Ended
Dec. 31, 2023
Maximum [Member]
C46 Regulatory Information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	0.2
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	0.11
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.2
Minimum [Member]
C46 Regulatory Information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	(0.36)
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.32)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.05
Average [Member]
C46 Regulatory Information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	(0.11)
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.15)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.14
Regulatory Limit [Member]
C46 Regulatory Information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	1